PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Feb. 28, 2026
Accumulated Depreciation
Net Book Value							$ 283,594
Oregon Energy LLC
Cost
Beginning balance			$ 285,764	$ 285,764	$ 285,764	$ 285,764
Ending balance	$ 285,764		285,764		285,764	285,764
Accumulated Depreciation
Beginning balance			35,267	22,260	22,260	9,253
Charge for the year	3,279	$ 3,279	6,559	6,557	13,007	13,007
Ending balance	41,826		41,826		35,267	22,260
Net Book Value	243,938		243,938		250,497	263,504
Oregon Energy LLC | Land and buildings
Cost
Beginning balance			248,009	248,009	248,009	248,009
Ending balance	248,009		248,009		248,009	248,009
Accumulated Depreciation
Beginning balance			13,085	8,243	8,243	3,401
Charge for the year			2,441		4,842	4,842
Ending balance	15,526		15,526		13,085	8,243
Net Book Value	232,483		232,483		234,924	239,766
Oregon Energy LLC | Furniture and equipment
Cost
Beginning balance			5,108	5,108	5,108	5,108
Ending balance	5,108		5,108		5,108	5,108
Accumulated Depreciation
Beginning balance			2,889	1,770	1,770	650
Charge for the year			565		1,119	1,120
Ending balance	3,454		3,454		2,889	1,770
Net Book Value	1,654		1,654		2,219	3,338
Oregon Energy LLC | Moveable equipment
Cost
Beginning balance			10,344	10,344	10,344	10,344
Ending balance	10,344		10,344		10,344	10,344
Accumulated Depreciation
Beginning balance			7,403	4,817	4,817	2,232
Charge for the year			1,304		2,586	2,585
Ending balance	8,707		8,707		7,403	4,817
Net Book Value	1,637		1,637		2,941	5,527
Oregon Energy LLC | Other equipment
Cost
Beginning balance			22,303	22,303	22,303	22,303
Ending balance	22,303		22,303		22,303	22,303
Accumulated Depreciation
Beginning balance			11,890	$ 7,430	7,430	2,970
Charge for the year			2,249		4,460	4,460
Ending balance	14,139		14,139		11,890	7,430
Net Book Value	$ 8,164		$ 8,164		$ 10,413	$ 14,873